INCOME TAXES - Schedule of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Current tax expense	$ 432	$ 261
Deferred tax expense (recovery)
Origination and reversal of temporary differences	58	(476)
Tax rate changes on deferred tax balances	16	(1)
Decrease in tax loss carry forward	7	62
Total deferred tax expense (recovery)	81	(415)
Income tax expense	$ 513	$ (154)